Expense Example, No Redemption	Apr. 30, 2025 USD ($)
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	464
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	1,972
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	1,013
Expense Example, No Redemption, 5 Years	1,387
Expense Example, No Redemption, 10 Years	2,434
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	753
Expense Example, No Redemption, 10 Years	1,719
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	753
Expense Example, No Redemption, 10 Years	1,719
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,285
Expense Example, No Redemption, 10 Years	2,196
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	357
Expense Example, No Redemption, 5 Years	643
Expense Example, No Redemption, 10 Years	1,458
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	1,005
Expense Example, No Redemption, 5 Years	1,928
Expense Example, No Redemption, 10 Years	4,288
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	663
Expense Example, No Redemption, 3 Years	1,522
Expense Example, No Redemption, 5 Years	2,393
Expense Example, No Redemption, 10 Years	4,618
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	956
Expense Example, No Redemption, 5 Years	1,832
Expense Example, No Redemption, 10 Years	4,093
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	438
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,850
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	989
Expense Example, No Redemption, 5 Years	1,339
Expense Example, No Redemption, 10 Years	2,322
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	385
Expense Example, No Redemption, 5 Years	700
Expense Example, No Redemption, 10 Years	1,594
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	654
Expense Example, No Redemption, 5 Years	1,241
Expense Example, No Redemption, 10 Years	2,835
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	663
Expense Example, No Redemption, 3 Years	1,191
Expense Example, No Redemption, 5 Years	1,745
Expense Example, No Redemption, 10 Years	3,249
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,137
Expense Example, No Redemption, 10 Years	$ 2,604